Investments	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investments [Text Block]
Note 6 – Investments
Investments accounted for using the equity method consist of:

	December 31,
	2013	2012
	(Millions)
OPPL - 50%	$452	$454
Gulfstream - 50%	333	348
Discovery - 60% (1)	527	350
Laurel Mountain - 51% (1)	481	444
Caiman II - 47.5%	256	67
Other	138	137
	$2,187	$1,800
____________

(1)
We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

The difference between the carrying value of our equity-method investments and the underlying equity in the net assets of the investees is $60 million at December 31, 2013, primarily related to impairments we previously recognized. These differences are amortized over the expected remaining life of the investees’ underlying assets.
We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. As of December 31, 2013, our proportionate share of amounts remaining to be spent for specific capital projects already in progress for Discovery, Laurel Mountain, and Caiman II totaled $244 million, $72 million, and $119 million, respectively.
We acquired a 1 percent and 24.5 percent interest in Gulfstream from a subsidiary of Williams in June 2012 and May 2011, respectively. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.) We contributed $193 million and $169 million to Discovery in 2013 and 2012, respectively; $42 million, $174 million and $137 million to Laurel Mountain in 2013, 2012, and 2011, respectively; and $192 million and $69 million to Caiman II in 2013 and 2012, respectively.
Our equity-method investees’ organizational documents generally require distribution of available cash to equity holders on a quarterly basis. Dividends and distributions, including those presented below, received from companies accounted for by the equity method were $154 million, $172 million, and $169 million in 2013, 2012, and 2011, respectively. These transactions reduced the carrying value of our investments. These dividends and distributions primarily included:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Gulfstream	$81	$78	$60
Discovery	12	21	40
Aux Sable Liquid Products L.P.	20	28	35
OPPL	27	28	19

Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2013	2012
	(Millions)
Assets (liabilities):
Current assets	$412	$366
Noncurrent assets	5,956	5,225
Current liabilities	(264)	(247)
Noncurrent liabilities	(1,305)	(1,301)

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Gross revenue	$1,333	$1,213	$1,242
Operating income	367	378	535
Net income	291	309	460